CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,250,000,000	1,250,000,000	1,000,000,000
Common stock, issued	908,029,038	865,564,371	177,629,939
Common stock, outstanding	908,029,038	865,564,371	177,629,939
Preferred stock, authorized	1,000,000,000	100,000,000	100,000,000
Series A Preferred Stock
Mezzanine stock, authorized	1,000,000	1,000,000	1,000,000
Mezzanine stock, issued	1,000,000	1,000,000	1,000,000
Mezzanine stock, outstanding	1,000,000	1,000,000	1,000,000
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	1,000,000	1,000,000	1,000,000
Preferred stock, outstanding	1,000,000	1,000,000	1,000,000
Series B Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	3,000,000
Mezzanine stock, issued	2,588,693	2,588,693	2,588,693
Mezzanine stock, outstanding	2,588,693	2,588,693	2,588,693
Preferred stock, authorized	3,000,000	3,000,000	3,000,000
Preferred stock, issued	2,588,693	2,588,693	2,588,693
Preferred stock, outstanding	2,588,693	2,588,693	2,588,693
Series C Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	3,000,000
Mezzanine stock, issued	0	0	0
Mezzanine stock, outstanding	0	0	0
Preferred stock, authorized	3,000,000	3,000,000	3,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Series D Preferred Stock
Mezzanine stock, authorized	10,000,000	10,000,000	10,000,000
Mezzanine stock, issued	46,649	0	0
Mezzanine stock, outstanding	46,649	10,000,000	0
Preferred stock, authorized	10,000,000	20,000,000	20,000,000
Preferred stock, issued	30,749	0	0
Preferred stock, outstanding	30,749	0	0